UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03910
Voyageur Tax Free Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Class A : DEFFX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.82%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$565,295,018
Total number of portfolio holdings	320
Total advisory fees paid	$1,109,341
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	33.44%
Education Revenue Bonds	19.54%
Local General Obligation Bonds	18.43%
Transportation Revenue Bonds	8.99%
Electric Revenue Bonds	4.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.46%
State General Obligation Bonds	3.01%
Special Tax Revenue Bonds	2.95%
Housing Revenue Bonds	2.14%
Lease Revenue Bonds	1.85%

State and territory allocation
Minnesota	95.42%
Puerto Rico	3.43%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363528)
Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Class C : DMOCX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.57%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$565,295,018
Total number of portfolio holdings	320
Total advisory fees paid	$1,109,341
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	33.44%
Education Revenue Bonds	19.54%
Local General Obligation Bonds	18.43%
Transportation Revenue Bonds	8.99%
Electric Revenue Bonds	4.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.46%
State General Obligation Bonds	3.01%
Special Tax Revenue Bonds	2.95%
Housing Revenue Bonds	2.14%
Lease Revenue Bonds	1.85%

State and territory allocation
Minnesota	95.42%
Puerto Rico	3.43%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363528)
Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Institutional Class : DMNIX
Semiannual shareholder report | February 28, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.57%
^	Annualized.
Fund statistics (as of February 28, 2025)
Fund net assets	$565,295,018
Total number of portfolio holdings	320
Total advisory fees paid	$1,109,341
Portfolio turnover rate	6%

Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	33.44%
Education Revenue Bonds	19.54%
Local General Obligation Bonds	18.43%
Transportation Revenue Bonds	8.99%
Electric Revenue Bonds	4.45%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.46%
State General Obligation Bonds	3.01%
Special Tax Revenue Bonds	2.95%
Housing Revenue Bonds	2.14%
Lease Revenue Bonds	1.85%

State and territory allocation
Minnesota	95.42%
Puerto Rico	3.43%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4363528)
TSSR-DEFFX-0425

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Macquarie Minnesota High-Yield Municipal Bond Fund
(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Macquarie Tax-Free Minnesota Fund
(formerly, Delaware Tax-Free Minnesota Fund)
Financial statements and other information
For the six months ended February 28, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.74%
Education Revenue Bonds — 27.35%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 840,067
Series A 4.00% 7/1/37	850,000	822,230
Series A 4.25% 7/1/47	750,000	689,220
Series A 4.375% 7/1/52	250,000	227,043
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	977,180
5.25% 6/15/64	1,500,000	1,468,350
Series A 5.00% 3/1/39	2,770,000	2,770,000
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,095
Series A 5.00% 7/1/34	350,000	350,084
Series A 5.00% 7/1/45	360,000	357,109
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,001,820
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	645,267
Series A 144A 6.375% 2/1/55 #	700,000	705,929
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	245,000	245,029
Series A 5.375% 8/1/50	975,000	988,114
Series A 5.75% 8/1/44	585,000	585,357
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	230,721
Series A 5.00% 7/1/47	710,000	646,135
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	650,767
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,420
Series A 5.00% 7/1/44	495,000	494,985

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,327,382
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	690,166
Series A 144A 5.50% 7/1/52 #	1,130,000	1,115,095
Series A 144A 5.50% 7/1/57 #	880,000	861,810
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	719,580
5.00% 8/1/53	570,000	557,033
5.25% 8/1/39	800,000	800,264
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,321,061
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	638,513
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,588,808
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	442,974
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	1,009,230
Series A 5.00% 9/1/55	1,100,000	1,084,897
Series A 5.75% 9/1/46	500,000	505,715
Series A 6.00% 9/1/51	3,500,000	3,544,275
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,124,500
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,501,200
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	302,190
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,571,351

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	$ 724,588
City of Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	372,362
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	753,029
Series A 4.00% 7/1/51	1,140,000	870,105
Series A 4.00% 7/1/56	790,000	583,936
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	666,330
Series A 5.00% 11/1/48	1,700,000	1,494,470
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,233,100
5.00% 5/1/47	3,000,000	2,775,990
(Carleton College) 4.00% 3/1/47	1,500,000	1,456,305
(Green Bonds) Series A 5.00% 10/1/32	500,000	547,320
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,369,246
(Macalester College)
3.00% 3/1/40	365,000	329,843
3.00% 3/1/43	325,000	278,710
4.00% 3/1/48	600,000	571,080
(Minneapolis College of Art & Design)
4.00% 5/1/25	200,000	200,022
4.00% 5/1/26	100,000	100,003
(St. Catherine University)
5.00% 10/1/52	750,000	714,690
Series A 4.00% 10/1/38	920,000	863,751
Series A 5.00% 10/1/45	1,670,000	1,641,643
(St. Olaf College) 4.00% 10/1/46	935,000	865,221
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,284
Series B 5.00% 10/1/39	1,000,000	1,002,950

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 1,023,909
(University of St. Thomas)
4.00% 10/1/37	300,000	304,713
4.00% 10/1/44	100,000	95,588
5.00% 10/1/34	450,000	484,164
5.00% 10/1/40	915,000	967,988
Series A 4.125% 10/1/53	1,325,000	1,241,393
Series A 5.00% 10/1/49	1,250,000	1,325,988
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	239,115
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	1,000,000	1,095,740
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	927,477
		65,094,019
Electric Revenue Bonds — 1.63%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,515
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	92,400
Series AAA 5.25% 7/1/25 ‡	95,000	53,200
Series CCC 5.25% 7/1/27 ‡	650,000	364,000
Series WW 5.00% 7/1/28 ‡	585,000	327,600
Series XX 4.75% 7/1/26 ‡	105,000	58,800
Series XX 5.25% 7/1/40 ‡	295,000	165,200
Series XX 5.75% 7/1/36 ‡	370,000	207,200
Series ZZ 4.75% 7/1/27 ‡	85,000	47,600
Series ZZ 5.25% 7/1/25 ‡	130,000	72,475
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	404,548
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,152,382

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	$ 569,025
		3,874,945
Healthcare Revenue Bonds — 38.70%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	373,616
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	772,431
5.00% 9/1/43	1,000,000	1,001,360
5.00% 9/1/58	1,175,000	1,163,849
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	278,271
Fourth Tier Series D 7.25% 1/1/52	1,495,000	739,487
Second Tier Series B 5.00% 1/1/47	535,000	321,620
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,283,354
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,142,977
Series A 6.125% 3/1/49	300,000	306,087
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,350,023
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	632,730	379,638
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	219,318
5.00% 9/1/52	1,500,000	1,330,995

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	$ 565,687
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	183,402
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	630,128
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	49,500
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,583,871
(North Memorial Health Care) 4.00% 9/1/35	300,000	293,007
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	960,250
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,899,829
4.00% 11/15/40	1,000,000	997,700
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,536,182
Series A 5.00% 11/15/32	1,250,000	1,259,738
Series A 5.00% 11/15/33	1,400,000	1,462,874
Series A 5.00% 11/15/44	1,000,000	1,000,970
Series A 5.00% 11/15/49	1,000,000	1,008,270
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,622,616
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/39	2,000,000	2,277,640

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/41	1,000,000	$ 1,122,620
5.00% 8/15/42	1,000,000	1,110,670
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	394,080
4.20% 8/1/49	1,500,000	1,144,470
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,201,092
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,544,415
5.00% 11/15/57	6,175,000	6,476,340
Series B 5.00% 11/15/33	500,000	578,310
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,090
Series A 5.00% 9/1/32	1,000,000	1,005,690
Series A 5.00% 9/1/35	350,000	350,948
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	790,000	714,018
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	129,779
5.00% 9/1/34	105,000	105,039
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,122,830
4.00% 5/1/50	2,500,000	2,358,950
5.00% 5/1/54	1,250,000	1,314,175
Series A 5.00% 5/1/46	630,000	635,928

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 940,700
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	610,050
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,398,705
Series A 5.00% 11/15/47	2,360,000	2,376,732
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,004,980
Series A 5.00% 7/1/33	1,000,000	1,004,530
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	992,870
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,053,950
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,766,460
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,350,135
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	480,185
4.00% 8/1/38	500,000	490,570
4.00% 8/1/39	400,000	390,220
4.00% 8/1/44	700,000	651,119
5.00% 8/1/35	150,000	151,893
5.00% 8/1/54	1,250,000	1,252,462
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,449,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	$ 1,958,112
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	325,329
Series A 5.00% 4/1/40	315,000	302,646
Series A 5.00% 4/1/48	185,000	167,458
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,441,740
Series A 4.00% 7/1/41	1,155,000	996,430
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	391,888
Series A 5.00% 2/15/53	1,590,000	1,605,328
Series A 5.00% 2/15/58	6,940,000	7,004,264
Series A 5.25% 2/15/58	2,000,000	2,036,560
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	395,534
Series B 5.25% 6/15/52	1,000,000	1,065,000
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,945,573
5.25% 1/1/54	1,150,000	1,225,083
		92,130,600
Housing Revenue Bonds — 3.07%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	954,720
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	737,040
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	750,000	737,115

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds) Series F 2.40% 7/1/46	1,250,000	$ 882,250
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	352,814
Series D 5.50% 7/1/53	935,000	993,167
Series I 2.20% 1/1/51	635,000	391,554
Series O 4.45% 7/1/38	955,000	979,486
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,274,885
		7,303,031
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.04%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	1,023,466
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,014,570
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,200,200
		7,238,236
Lease Revenue Bonds — 1.33%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,244,125
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	894,608
Series A 4.50% 2/1/33	345,000	350,699
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	430,680

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
(State Appropriation) 5.00% 8/1/31	250,000	$ 250,455
		3,170,567
Local General Obligation Bonds — 10.33%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	427,290
Series A 3.00% 2/1/45	750,000	629,850
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	378,563
Series A 4.00% 2/1/42	925,000	932,714
Series A 4.00% 2/1/43	800,000	804,984
City of Blaine, Minnesota
Series A 4.00% 2/1/39	1,165,000	1,209,829
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,218,542
3.00% 12/1/38	1,970,000	1,816,931
3.00% 12/1/42	1,000,000	854,820
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,790,210
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,003,880
County of Hennepin
Series A 5.00% 12/1/44	1,125,000	1,260,641
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	197,696
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	483,376
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,247,325
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/37	1,170,000	1,211,430

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	$ 612,024
Series C 4.00% 3/1/43	575,000	579,824
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	510,340
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,464,150
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,061,141
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	146,640
Series A 4.00% 2/1/45	325,000	316,423
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	440,277
Washington County, Minnesota
Series A 5.00% 2/1/43	1,000,000	1,097,330
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	1,019,713
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	864,600
		24,580,543
Pre-Refunded Bonds — 0.53%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	279,040
Series A 5.00% 11/15/30-25 §	205,000	208,011
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	769,583
		1,256,634
Special Tax Revenue Bonds — 3.27%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	650,000	650,078

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,525,416	$ 961,012
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,497,580
Series A-1 5.398% 7/1/51 ^	6,809,000	1,696,871
Series A-2 4.536% 7/1/53	3,000,000	2,982,990
		7,788,531
State General Obligation Bonds — 2.71%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,064,425
Series A-1 4.00% 7/1/46	1,000,000	912,590
Minnesota State
Series A 4.00% 9/1/38	550,000	570,647
Series A 5.00% 8/1/41	1,000,000	1,109,490
Series A 5.00% 8/1/44	2,500,000	2,792,775
		6,449,927
Transportation Revenue Bonds — 6.78%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	3,381,875
Series B 5.00% 1/1/32 (AMT)	330,000	349,084
Series B 5.00% 1/1/39 (AMT)	500,000	520,830
Series B 5.00% 1/1/49 (AMT)	600,000	610,164
Series B 5.25% 1/1/42 (AMT)	2,910,000	3,150,541
Series B 5.25% 1/1/47 (AMT)	500,000	525,295
Series B 5.25% 1/1/49 (AMT)	1,000,000	1,059,870
(Senior) Series C 5.00% 1/1/46	185,000	188,126
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,169,160
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,197,945
		16,152,890
Total Municipal Bonds (cost $240,519,675)		235,039,923

Schedules of investments
Macquarie Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.53%
Variable Rate Demand Note — 0.53%¤
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series A 1.70% 11/15/38 (SPA - Northern Trust)	1,250,000	$ 1,250,000
Total Short-Term Investments (cost $1,250,000)		1,250,000
Total Value of Securities—99.27% (cost $241,769,675)		$236,289,923
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $12,945,209, which represents 5.44% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2025.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation

Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free Minnesota Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.85%
Education Revenue Bonds — 19.54%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$ 425,034
Series A 4.25% 7/1/47	1,550,000	1,424,388
Series A 4.375% 7/1/52	1,250,000	1,135,213
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,973,160
5.125% 6/15/54	1,500,000	1,465,770
5.25% 6/15/64	1,500,000	1,468,350
Series A 5.00% 3/1/34	2,395,000	2,395,000
Series A 5.00% 3/1/39	885,000	885,000
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,107
Series A 5.00% 7/1/34	150,000	150,036
Series A 5.00% 7/1/45	1,705,000	1,691,309
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	501,270
Series A 5.50% 7/1/50	2,000,000	2,003,640
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,265,450
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	407,032
Series A 5.375% 8/1/50	2,290,000	2,320,800
Series A 5.50% 8/1/36	1,000,000	1,000,830
Series A 5.75% 8/1/44	1,895,000	1,896,156
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	751,069
Series A 5.00% 7/1/47	2,290,000	2,084,015
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,544,924

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	$ 968,640
Series A 5.50% 6/1/57	500,000	474,065
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	800,000	820,960
Series A 144A 5.375% 7/1/42 #	880,000	880,211
Series A 144A 5.50% 7/1/52 #	1,440,000	1,421,006
Series A 144A 5.50% 7/1/57 #	1,120,000	1,096,850
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	250,000	250,083
5.50% 8/1/49	3,250,000	3,250,487
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	515,268
Series A 5.00% 9/1/44	1,565,000	1,440,739
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	744,931
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,823,538
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	739,968
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	986,270
Series A 5.75% 9/1/46	1,000,000	1,011,430
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,574,300
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,700,000	1,701,377
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,730
Series A 144A 5.25% 7/1/33 #	140,000	142,796

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	$ 145,495
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	380,029
City of Woodbury, Minnesota Charter School Lease Revenue
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,144,875
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	380,760
Series A 5.00% 11/1/48	3,355,000	2,949,381
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,479,720
(Carleton College)
4.00% 3/1/47	3,775,000	3,665,034
5.00% 3/1/53	2,900,000	3,069,186
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	872,860
(College of St. Scholastica)
4.00% 12/1/33	500,000	478,670
4.00% 12/1/34	500,000	474,165
4.00% 12/1/40	1,200,000	1,074,660
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,906,102
(Macalester College) 4.00% 3/1/42	735,000	735,176
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,144,070
Series A 4.00% 10/1/36	925,000	881,710
Series A 5.00% 10/1/32	715,000	735,120
Series A 5.00% 10/1/45	4,155,000	4,084,448
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	505,585
Series 8-I 5.00% 10/1/33	250,000	252,730
(St. Olaf College)
3.00% 10/1/38	1,000,000	904,330

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
3.00% 10/1/41	1,000,000	$ 865,400
4.00% 10/1/46	565,000	522,834
4.00% 10/1/50	700,000	632,401
Series 8-G 5.00% 12/1/32	795,000	804,596
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	959,087
Series B 5.00% 10/1/38	1,000,000	1,003,860
Series B 5.00% 10/1/39	940,000	942,773
Series B 5.00% 10/1/40	625,000	626,444
Series B 5.00% 10/1/47	1,060,000	1,028,762
(University of St. Thomas)
4.00% 10/1/44	545,000	520,955
5.00% 10/1/33	750,000	809,528
5.00% 10/1/34	800,000	860,736
5.00% 10/1/40	1,595,000	1,687,366
Series 7-U 4.00% 4/1/26	1,000,000	1,000,480
Series A 4.00% 10/1/34	400,000	405,028
Series A 4.125% 10/1/53	1,000,000	936,900
Series A 5.00% 10/1/49	2,475,000	2,625,455
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,867,610
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	586,357
4.00% 11/1/42 (AMT)	1,500,000	1,434,690
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,301,054
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,133,583
Series A 5.00% 11/1/42	2,000,000	2,144,560
Series A 5.00% 1/1/43	1,250,000	1,382,062
Series A 5.00% 1/1/44	1,000,000	1,100,860
		110,484,689
Electric Revenue Bonds — 4.45%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	279,012

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	$ 3,734,993
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,250,000	1,279,462
Series A 4.00% 10/1/33	365,000	370,271
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	501,715
5.00% 10/1/33	1,205,000	1,209,133
5.00% 10/1/47	2,000,000	2,032,440
Series A 5.00% 10/1/30	1,300,000	1,304,459
Series A 5.00% 10/1/34	750,000	752,573
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	240,800
Series AAA 5.25% 7/1/25 ‡	250,000	140,000
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,050,000
Series WW 5.25% 7/1/33 ‡	1,250,000	700,000
Series XX 4.75% 7/1/26 ‡	260,000	145,600
Series XX 5.75% 7/1/36 ‡	925,000	518,000
Series ZZ 4.75% 7/1/27 ‡	210,000	117,600
Series ZZ 5.25% 7/1/25 ‡	350,000	195,125
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AGM)	875,000	875,525
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,926,784
Series A 5.00% 1/1/46	1,685,000	1,704,158
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,254,010
Series 1 5.00% 10/1/45	1,315,000	1,379,435
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,102,190
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,332,851
		25,146,136

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 33.44%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$ 1,027,444
5.375% 11/1/34	590,000	590,165
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	427,040
4.00% 9/1/61	700,000	569,191
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	919,560
5.00% 9/1/58	1,605,000	1,589,769
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	900,122
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,276,171
Second Tier Series B 5.00% 1/1/47	1,640,000	985,902
Second Tier Series B 5.25% 1/1/37	480,000	291,514
Third Tier Series C 4.25% 1/1/27	190,000	146,961
Third Tier Series C 5.00% 1/1/32	400,000	227,484
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,606,812
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,122,319
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	699,832
5.00% 6/1/48	1,000,000	923,310
5.00% 6/1/53	2,450,000	2,204,094
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	1,952,420
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	93,216
4.00% 9/1/39	100,000	87,727
5.00% 9/1/44	500,000	467,565

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	$ 328,140
5.00% 5/1/44	1,500,000	885,195
5.00% 5/1/51	1,585,000	874,746
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	659,828
4.00% 4/1/26	270,000	269,924
4.00% 4/1/31	60,000	59,482
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	554,512
5.75% 2/1/44	500,000	380,460
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	220,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,436,725
5.00% 5/1/27	1,400,000	1,439,522
5.00% 5/1/28	1,000,000	1,026,700
5.00% 5/1/29	1,000,000	1,025,390
5.00% 5/1/30	850,000	870,621
5.00% 5/1/32	825,000	842,193
(North Memorial Health Care)
4.00% 9/1/35	350,000	341,842
5.00% 9/1/31	1,320,000	1,325,874
5.00% 9/1/32	1,000,000	1,004,200
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,295,285
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	2,013,840
4.00% 11/15/39	4,505,000	4,504,594
4.00% 11/15/40	3,750,000	3,741,375

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	$ 6,031,761
Series A 5.00% 11/15/32	750,000	755,842
Series A 5.00% 11/15/33	860,000	898,623
Series A 5.00% 11/15/35	500,000	520,700
Series A 5.00% 11/15/44	1,000,000	1,000,970
Series A 5.00% 11/15/49	6,115,000	6,165,571
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	994,990
5.25% 11/1/45	1,950,000	1,851,876
5.375% 11/1/50	655,000	625,185
City of Minneapolis, St Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/41	1,000,000	1,122,620
5.00% 8/15/42	1,000,000	1,110,670
5.00% 8/15/44	1,150,000	1,250,855
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,523,203
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	11,450,000	11,595,300
5.00% 11/15/57	9,250,000	9,701,400
Series B 5.00% 11/15/33	1,900,000	2,197,578
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,180
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,870,000	1,690,143

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	$ 913,444
5.00% 9/1/26	575,000	575,448
5.00% 9/1/27	405,000	405,300
5.00% 9/1/28	425,000	425,272
5.00% 9/1/29	425,000	425,247
5.00% 9/1/34	895,000	895,331
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,901,556
4.00% 5/1/50	7,500,000	7,076,850
5.00% 5/1/54	2,500,000	2,628,350
Series A 5.00% 5/1/46	1,795,000	1,811,891
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	392,436
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,210,856
Series A 5.00% 11/15/47	5,035,000	5,070,698
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,210,956
Series A 5.00% 7/1/33	4,265,000	4,284,320
(Marian Center Project) Series A 5.375% 5/1/43	500,000	496,435
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	395,000	395,051
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	320,937
Series A 5.00% 12/1/36	750,000	790,463
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,532,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	$ 275,542
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	240,225
4.75% 11/1/52	750,000	689,438
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	630,000	630,220
Series A 144A 5.00% 8/1/46 #	1,500,000	1,497,300
Series A 144A 5.00% 8/1/51 #	880,000	863,729
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	708,925
Series A 5.00% 4/1/40	705,000	677,350
Series A 5.00% 4/1/48	315,000	285,132
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,561,885
Series A 4.00% 7/1/41	550,000	474,491
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,567,552
Series A 5.00% 2/15/37	750,000	777,307
Series A 5.00% 2/15/53	8,710,000	8,793,964
Series A 5.00% 2/15/58	11,100,000	11,202,786
Series A 5.25% 2/15/58	8,000,000	8,146,240
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	544,856
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	5,172,377
5.25% 1/1/54	1,500,000	1,597,935
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,104,853
		189,022,401

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.14%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	1,500,000	$ 1,474,230
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	504,020
Series D 5.50% 7/1/53	1,835,000	1,949,155
Series F 4.20% 7/1/38	340,000	346,151
Series F 4.50% 1/1/43	1,360,000	1,372,716
Series I 2.00% 7/1/40	905,000	660,360
Series I 2.20% 1/1/51	1,195,000	736,861
Series O 4.45% 7/1/38	1,910,000	1,958,973
Series O 4.65% 7/1/41	620,000	633,528
(Social Bonds) Series F 2.40% 7/1/46	390,000	275,262
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,174,804
		12,086,060
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.46%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	845,840
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,326,052
Sub-Series A 4.00% 12/1/52 •	7,500,000	7,609,275
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,768,600
		19,549,767
Lease Revenue Bonds — 1.85%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,732,375

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	$ 1,268,975
Series A 4.50% 2/1/33	250,000	254,130
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,292,040
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	676,229
Series C 5.00% 8/1/34	1,565,000	1,567,128
Series C 5.00% 8/1/35	1,645,000	1,647,056
		10,437,933
Local General Obligation Bonds — 18.43%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	640,935
Series A 3.00% 2/1/45	3,100,000	2,603,380
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,510,045
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,054,928
Series A 4.00% 2/1/42	2,580,000	2,601,517
Series A 4.00% 2/1/43	2,200,000	2,213,706
City of Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,040,976
Series A 4.00% 2/1/38	1,020,000	1,070,184
Series A 4.00% 2/1/40	600,000	617,166
Series A 5.00% 2/1/34	500,000	573,615
City of Brooklyn Center, Minnesota
Series A 4.00% 2/1/34	500,000	536,725
Series A 4.00% 2/1/35	1,000,000	1,070,300
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	2,008,460
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,920,300

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	$ 485,130
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,017,930
City of Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,210,000	1,259,973
City of Minneapolis, Minnesota
4.00% 12/1/25	1,005,000	1,015,050
4.00% 12/1/40	4,885,000	5,019,631
(Green Bonds)
3.00% 12/1/37	3,500,000	3,280,690
3.00% 12/1/38	2,975,000	2,743,842
3.00% 12/1/40	1,875,000	1,663,313
3.00% 12/1/42	4,000,000	3,419,280
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	7,242,165
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/35	1,135,000	1,269,100
Series A 5.00% 2/1/37	1,260,000	1,405,127
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	946,460
Series A 3.00% 2/1/41	1,000,000	878,650
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,796,699
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	997,860
Series A 5.00% 2/1/48	1,850,000	1,964,459
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,247,659
Hennepin County, Minnesota
Series A 5.00% 12/1/36	2,855,000	3,162,997
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	859,832
Series A 4.00% 2/1/35	1,060,000	1,128,084

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	$ 1,119,000
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,428,056
Series C 4.00% 3/1/43	1,425,000	1,436,956
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,993,183
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,913,399
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,012,450
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	872,970
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,020,680
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,236,608
4.00% 2/1/43	1,130,000	1,140,012
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	626,615
Series A-1 4.00% 2/1/52	3,500,000	3,416,350
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,905,740
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	342,160
Series A 4.00% 2/1/45	850,000	827,569
Series A 5.00% 2/1/42	1,050,000	1,116,087
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,012,130
Series A 4.00% 2/1/44	1,745,000	1,710,222

Schedules of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	$ 2,064,972
Washington County, Minnesota
Series A 5.00% 2/1/44	1,515,000	1,652,910
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,135,737
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,635,490
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,323,000
		104,208,464
Pre-Refunded Bond — 0.14%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	790,000	801,605
		801,605
Special Tax Revenue Bonds — 2.95%
City of St. Paul Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/42	2,000,000	2,197,120
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.639% 11/1/43 •	1,167,355	735,434
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	832,208
Series A-1 4.75% 7/1/53	5,295,000	5,268,895
Series A-1 5.48% 7/1/46 ^	3,280,000	1,105,491
Series A-1 5.504% 7/1/51 ^	24,614,000	6,134,055
Series A-2 4.536% 7/1/53	378,000	375,857
		16,649,060
State General Obligation Bonds — 3.01%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,825,180
Minnesota State
Series A 4.00% 9/1/38	625,000	648,463

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 9/1/31	1,000,000	$ 1,135,460
Series A 5.00% 8/1/37	2,925,000	3,110,854
Series A 5.00% 8/1/44	7,500,000	8,378,325
Series B 5.00% 8/1/25	1,925,000	1,943,653
		17,041,935
Transportation Revenue Bonds — 8.99%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	7,246,875
Series B 5.00% 1/1/32 (AMT)	880,000	930,890
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,455,050
Series B 5.00% 1/1/38 (AMT)	350,000	365,243
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,911,907
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,711,804
Series B 5.25% 1/1/42 (AMT)	6,000,000	6,495,960
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,101,180
Series B 5.25% 1/1/49 (AMT)	4,000,000	4,239,480
(Senior) Series C 5.00% 1/1/46	1,595,000	1,621,956
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,250,748
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,294,977
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,200,700
		50,826,770
Water & Sewer Revenue Bond — 0.45%
Minnesota Public Facilities Authority State Revolving Fund Revenue
Series A 5.00% 3/1/33	2,480,000	2,527,815
		2,527,815
Total Municipal Bonds (cost $566,397,639)		558,782,635
Total Value of Securities—98.85% (cost $566,397,639)		$558,782,635
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Macquarie Tax-Free Minnesota Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $20,073,660, which represents 3.55% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 February 28, 2025 (Unaudited)
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Assets:
Investments, at value*	$236,289,923	$558,782,635
Cash	—	1,202,444
Interest receivable	2,758,615	5,931,334
Receivable for fund shares sold	2,210,059	1,061,102
Prepaid expenses	42,959	35,099
Receivable for payment by affiliates	4,210	79,494
Other assets	1,586	4,704
Total Assets	241,307,352	567,096,812
Liabilities:
Due to custodian	632,786	—
Payable for fund shares redeemed	2,448,546	1,140,433
Other accrued expenses	80,578	175,663
Investment management fees payable to affiliates	73,553	174,128
Distribution fees payable to affiliates	23,308	61,081
Distribution payable	18,685	250,489
Total Liabilities	3,277,456	1,801,794
Total Net Assets	$238,029,896	$565,295,018

Net Assets Consist of:
Paid-in capital	$252,349,463	$604,698,828
Total distributable earnings (loss)	(14,319,567)	(39,403,810)
Total Net Assets	$238,029,896	$565,295,018

Statements of assets and liabilities

	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund

Net Asset Value

Class A:
Net assets	$91,109,213	$297,876,609
Shares of beneficial interest outstanding, unlimited authorization, no par	8,990,710	26,426,291
Net asset value per share	$10.13	$11.27
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.61	$11.80

Class C:
Net assets	$7,617,056	$5,916,510
Shares of beneficial interest outstanding, unlimited authorization, no par	750,215	523,135
Net asset value per share	$10.15	$11.31

Institutional Class:
Net assets	$139,303,627	$261,501,899
Shares of beneficial interest outstanding, unlimited authorization, no par	13,750,956	23,203,405
Net asset value per share	$10.13	$11.27
*Investments, at cost	$241,769,675	$566,397,639
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Six months ended February 28, 2025 (Unaudited)
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
Investment Income:
Interest	$5,131,407	$11,846,884

Expenses:
Management fees	634,821	1,506,234
Distribution expenses — Class A	112,564	367,541
Distribution expenses — Class C	38,085	32,666
Dividend disbursing and transfer agent fees and expenses	86,829	196,172
Accounting and administration expenses	34,928	57,493
Registration fees	29,629	69,642
Audit and tax fees	22,436	22,436
Legal fees	16,428	41,813
Reports and statements to shareholders expenses	10,739	19,008
Trustees’ fees	5,241	12,664
Custodian fees	1,317	2,903
Other	18,293	43,054
	1,011,310	2,371,626
Less expenses waived	(172,945)	(396,893)
Less expenses paid indirectly	(1,342)	(3,070)
Total operating expenses	837,023	1,971,663
Net Investment Income (Loss)	4,294,384	9,875,221

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,693)	(41,183)
Net increase from payment by affiliates[1]	4,210	79,494
Net realized gain (loss)	(2,483)	38,311
Net change in unrealized appreciation (depreciation) on investments	(572,837)	(2,814,263)
Net Realized and Unrealized Gain (Loss)	(575,320)	(2,775,952)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,719,064	$7,099,269
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,294,384	$7,945,991
Net realized gain (loss)	(6,693) [1]	(1,363,722)
Net increase from payment by affiliates	4,210[2]	—
Net change in unrealized appreciation (depreciation)	(572,837)	11,467,299
Net increase (decrease) in net assets resulting from operations	3,719,064	18,049,568

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,587,844)	(3,194,673)
Class C	(105,620)	(230,935)
Institutional Class	(2,515,771)	(4,363,949)
	(4,209,235)	(7,789,557)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,713,362	15,122,276
Class C	914,570	1,940,025
Institutional Class	28,993,367	54,181,125

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,518,495	3,061,377
Class C	104,408	227,746
Institutional Class	2,465,024	4,266,884
	41,709,226	78,799,433

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,588,894)	$(24,031,125)
Class C	(1,169,863)	(2,943,296)
Institutional Class	(18,136,733)	(42,527,198)
	(26,895,490)	(69,501,619)
Increase in net assets derived from capital share transactions	14,813,736	9,297,814
Net Increase in Net Assets	14,323,565	19,557,825

Net Assets:
Beginning of period	223,706,331	204,148,506
End of period	$238,029,896	$223,706,331
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free Minnesota Fund
	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,875,221	$17,966,807
Net realized gain (loss)	(41,183) [1]	(6,427,395)
Net increase from payment by affiliates	79,494[2]	—
Net change in unrealized appreciation (depreciation)	(2,814,263)	23,417,616
Net increase (decrease) in net assets resulting from operations	7,099,269	34,957,028

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,004,465)	(9,134,176)
Class C	(86,478)	(200,016)
Institutional Class	(4,612,518)	(7,803,517)
	(9,703,461)	(17,137,709)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	24,115,974	47,026,880
Class C	502,849	704,505
Institutional Class	41,223,075	90,735,046

Net assets from reorganization:[3]
Class A	—	36,670,677
Class C	—	1,357,835
Institutional Class	—	16,874,887

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,586,605	8,454,365
Class C	85,190	198,529
Institutional Class	3,402,406	5,604,128
	73,916,099	207,626,852

	Six months ended 2/28/25 (Unaudited)	Year ended 8/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,328,106)	$(79,562,609)
Class C	(1,851,559)	(3,932,930)
Institutional Class	(26,729,361)	(79,810,817)
	(56,909,026)	(163,306,356)
Increase in net assets derived from capital share transactions	17,007,073	44,320,496
Net Increase in Net Assets	14,402,881	62,139,815

Net Assets:
Beginning of period	550,892,137	488,752,322
End of period	$565,295,018	$550,892,137
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.15	$9.65	$10.08	$11.34	$11.00	$11.21

0.18	0.37	0.32	0.27	0.28	0.29
(0.02)	0.49	(0.43)	(1.26)	0.34	(0.21)
—[3]	—	—	—	—	—
0.16	0.86	(0.11)	(0.99)	0.62	0.08

(0.18)	(0.36)	(0.32)	(0.27)	(0.28)	(0.29)
(0.18)	(0.36)	(0.32)	(0.27)	(0.28)	(0.29)

$10.13	$10.15	$9.65	$10.08	$11.34	$11.00

1.56%[3]	9.10%	(1.06%)	(8.79%)	5.71%	0.81%

$91,109	$89,655	$91,116	$98,592	$112,606	$103,913
0.84%	0.85%	0.87%	0.88%	0.89%	0.89%
0.99%	1.00%	0.99%	0.98%	0.97%	0.97%
3.60%	3.74%	3.33%	2.58%	2.52%	2.69%
3.45%	3.59%	3.21%	2.48%	2.44%	2.61%
3%	19%	36%	23%	3%	18%

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.17	$9.67	$10.10	$11.36	$11.02	$11.23

0.14	0.30	0.25	0.19	0.20	0.21
(0.02)	0.49	(0.43)	(1.26)	0.34	(0.21)
—[3]	—	—	—	—	—
0.12	0.79	(0.18)	(1.07)	0.54	—[4]

(0.14)	(0.29)	(0.25)	(0.19)	(0.20)	(0.21)
(0.14)	(0.29)	(0.25)	(0.19)	(0.20)	(0.21)

$10.15	$10.17	$9.67	$10.10	$11.36	$11.02

1.18%[3]	8.28%	(1.79%)	(9.46%)	4.92%	0.05%

$7,617	$7,785	$8,163	$11,476	$14,317	$19,376
1.59%	1.60%	1.62%	1.63%	1.64%	1.64%
1.74%	1.75%	1.74%	1.73%	1.72%	1.72%
2.85%	2.99%	2.58%	1.82%	1.77%	1.94%
2.70%	2.84%	2.46%	1.73%	1.69%	1.86%
3%	19%	36%	23%	3%	18%

Financial highlights
Macquarie Minnesota High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.15	$9.65	$10.07	$11.33	$11.00	$11.20

0.19	0.39	0.35	0.30	0.31	0.32
(0.02)	0.49	(0.42)	(1.26)	0.33	(0.20)
—[3]	—	—	—	—	—
0.17	0.88	(0.07)	(0.96)	0.64	0.12

(0.19)	(0.38)	(0.35)	(0.30)	(0.31)	(0.32)
(0.19)	(0.38)	(0.35)	(0.30)	(0.31)	(0.32)

$10.13	$10.15	$9.65	$10.07	$11.33	$11.00

1.68%[3]	9.38%	(0.71%)	(8.58%)	5.89%	1.15%

$139,304	$126,266	$104,870	$107,300	$102,787	$75,325
0.59%	0.60%	0.62%	0.63%	0.64%	0.64%
0.74%	0.75%	0.74%	0.73%	0.72%	0.72%
3.85%	3.99%	3.58%	2.83%	2.77%	2.94%
3.70%	3.84%	3.46%	2.73%	2.69%	2.86%
3%	19%	36%	23%	3%	18%

Financial highlights
Macquarie Tax-Free Minnesota Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.32	$10.93	$11.36	$12.70	$12.49	$12.68

0.19	0.39	0.32	0.27	0.29	0.31
(0.05)	0.37	(0.42)	(1.34)	0.21	(0.16)
—[3]	—	—	—	—	—
0.14	0.76	(0.10)	(1.07)	0.50	0.15

(0.19)	(0.37)	(0.33)	(0.27)	(0.29)	(0.31)
—	—	—	—	—	(0.03)
(0.19)	(0.37)	(0.33)	(0.27)	(0.29)	(0.34)

$11.27	$11.32	$10.93	$11.36	$12.70	$12.49

1.25%[3]	7.10%	(0.89%)	(8.51%)	4.05%	1.30%

$297,877	$298,904	$276,596	$317,184	$375,799	$373,691
0.82%[5]	0.83%	0.84%	0.85%	0.85%	0.85%
0.96%[5]	0.97%	0.98%	0.93%	0.93%	0.93%
3.47%	3.52%	2.89%	2.25%	2.30%	2.53%
3.33%	3.38%	2.75%	2.17%	2.22%	2.45%
6%	27%	35%	24%	3%	15%

Financial highlights
Macquarie Tax-Free Minnesota Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.36	$10.96	$11.40	$12.75	$12.53	$12.72

0.15	0.31	0.24	0.18	0.20	0.22
(0.05)	0.38	(0.43)	(1.35)	0.22	(0.16)
—[3]	—	—	—	—	—
0.10	0.69	(0.19)	(1.17)	0.42	0.06

(0.15)	(0.29)	(0.25)	(0.18)	(0.20)	(0.22)
—	—	—	—	—	(0.03)
(0.15)	(0.29)	(0.25)	(0.18)	(0.20)	(0.25)

$11.31	$11.36	$10.96	$11.40	$12.75	$12.53

0.88%[3]	6.39%	(1.71%)	(9.23%)	3.35%	0.54%

$5,916	$7,212	$8,592	$12,837	$17,096	$25,219
1.57%[5]	1.58%	1.59%	1.60%	1.60%	1.60%
1.71%[5]	1.72%	1.73%	1.68%	1.68%	1.68%
2.71%	2.77%	2.14%	1.50%	1.55%	1.78%
2.57%	2.63%	2.00%	1.42%	1.47%	1.70%
6%	27%	35%	24%	3%	15%

Financial highlights
Macquarie Tax-Free Minnesota Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended February 28, 2025.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/25[1] (Unaudited)	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$11.32	$10.93	$11.36	$12.70	$12.49	$12.68

0.20	0.42	0.35	0.30	0.32	0.34
(0.05)	0.37	(0.42)	(1.34)	0.21	(0.16)
—[3]	—	—	—	—	—
0.15	0.79	(0.07)	(1.04)	0.53	0.18

(0.20)	(0.40)	(0.36)	(0.30)	(0.32)	(0.34)
—	—	—	—	—	(0.03)
(0.20)	(0.40)	(0.36)	(0.30)	(0.32)	(0.37)

$11.27	$11.32	$10.93	$11.36	$12.70	$12.49

1.37%[3]	7.37%	(0.64%)	(8.28%)	4.31%	1.55%

$261,502	$244,776	$203,564	$211,322	$218,886	$181,242
0.57%[5]	0.58%	0.59%	0.60%	0.60%	0.60%
0.71%[5]	0.72%	0.73%	0.68%	0.68%	0.68%
3.72%	3.77%	3.14%	2.50%	2.55%	2.78%
3.58%	3.63%	3.00%	2.42%	2.47%	2.70%
6%	27%	35%	24%	3%	15%

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds	February 28, 2025 (Unaudited)
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers Macquarie Tax-Free Minnesota Fund. Voyageur Mutual Funds and Voyageur Tax Free Funds, are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Macquarie Minnesota High-Yield Municipal Bond Fund and Macquarie Tax-Free Minnesota Fund (each, a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2025, and for all open tax years (years ended August 31, 2021–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended February 28, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund's investment adviser, acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect either Fund's financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Minnesota High-Yield Municipal Bond Fund	$1,314

Fund	Custody Credits
Macquarie Tax-Free Minnesota Fund	$2,896
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Minnesota High-Yield Municipal Bond Fund	$28
Macquarie Tax-Free Minnesota Fund	174
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund's average daily net assets as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund	Macquarie Tax-Free Minnesota Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through December 29, 2025. These waivers and reimbursements may only be terminated by agreement

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie Minnesota High-Yield Municipal Bond Fund	0.59%
Macquarie Tax-Free Minnesota Fund	0.56%
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie Minnesota High-Yield Municipal Bond Fund	0.84%	1.59%	0.59%
Macquarie Tax-Free Minnesota Fund	0.81%	1.56%	0.56%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$7,236
Macquarie Tax-Free Minnesota Fund	14,564
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$7,505
Macquarie Tax-Free Minnesota Fund	17,974
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Minnesota High-Yield Municipal Bond Fund	$2,339
Macquarie Tax-Free Minnesota Fund	5,309
For the six months ended February 28, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Minnesota High-Yield Municipal Bond Fund	$3,523
Macquarie Tax-Free Minnesota Fund	3,802

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the six months ended February 28, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Minnesota High-Yield Municipal Bond Fund	$1,342	$38
Macquarie Tax-Free Minnesota Fund	656	153
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
During the six months ended February 28, 2025, DMC reimbursed each Fund the following amounts in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations.” Payment by affiliates had no impact on total return for either of the Funds.
Fund	Payment by affiliates
Macquarie Minnesota High-Yield Municipal Bond Fund	$4,210
Macquarie Tax-Free Minnesota Fund	79,494
3. Investments
For the six months ended February 28, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Minnesota High-Yield Municipal Bond Fund	$23,145,436	$6,574,846
Macquarie Tax-Free Minnesota Fund	48,364,587	30,386,986
At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2025, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie Minnesota High-Yield Municipal Bond Fund	$241,416,386	$3,372,796	$(8,499,259)	$(5,126,463)
Macquarie Tax-Free Minnesota Fund	565,802,583	8,683,704	(15,703,652)	(7,019,948)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, each Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Minnesota High-Yield Municipal Bond Fund	$ 4,099,222	$5,010,075	$ 9,109,297
Macquarie Tax-Free Minnesota Fund	8,300,927	23,430,372	31,731,299
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2025:
Macquarie Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$235,039,923
Short-Term Investments	1,250,000
Total Value of Securities	$236,289,923

Macquarie Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$558,782,635
During the six months ended February 28, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of February 28, 2025, there were no Level 3 investments in either of the Funds.

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Minnesota High-Yield Municipal Bond Fund		Macquarie Tax-Free Minnesota Fund
	Six months ended	Year ended	Six months ended	Year ended
	2/28/25	8/31/24	2/28/25	8/31/24
Shares sold:
Class A	760,325	1,542,323	2,142,611	4,345,639
Class C	89,972	197,442	44,443	65,090
Institutional Class	2,863,422	5,531,303	3,659,095	8,256,343

Shares from reorganization:[1]
Class A	—	—	—	3,288,850
Class C	—	—	—	121,344
Institutional Class	—	—	—	1,513,443

Shares issued upon reinvestment of dividends and distributions:
Class A	149,848	312,191	406,588	764,922
Class C	10,284	23,190	7,522	17,935
Institutional Class	243,318	434,308	301,647	506,450
	4,117,169	8,040,757	6,561,906	18,880,016

Shares redeemed:
Class A	(749,311)	(2,467,241)	(2,518,230)	(7,314,948)
Class C	(115,295)	(299,722)	(163,553)	(353,286)
Institutional Class	(1,795,218)	(4,397,921)	(2,376,910)	(7,288,776)
	(2,659,824)	(7,164,884)	(5,058,693)	(14,957,010)
Net increase	1,457,345	875,873	1,503,213	3,923,006
[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2025 and the year ended August 31, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/25	—	4,650	—	4,663	—	$47,394
Year ended
8/31/24	913	7,216	—	7,237	914	81,746

Macquarie Tax-Free Minnesota Fund
Six months ended
2/28/25	5,840	8,285	507	8,828	5,840	165,379
Year ended
8/31/24	117,787	26,975	2,262	29,356	117,844	1,645,622
5. Reorganization
The following reorganization did not take place during the reporting period covered by this report. On January 16, 2024, the Board approved a proposal to reorganize Delaware Tax-Free Minnesota Intermediate Fund (the “Acquired Fund”), a series of Voyageur Intermediate Tax Free Funds, with and into Macquarie Tax-Free Minnesota Fund (the “Acquiring Fund”), a series of Voyageur Tax Free Funds (the “Trust”) (the “Reorganization”). Acquired Fund shareholders approved the Reorganization on April 30, 2024. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share substantially similar investment objectives, principal investment strategies and principal risks, and identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on June 7, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
5. Reorganization (continued)
from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$36,670,677	3,652,458	3,288,850	$263,737,066	0.9004
Class C	1,357,835	134,974	121,344	6,657,955	0.8990
Institutional Class	16,874,887	1,680,766	1,513,443	216,560,383	0.9004
The net assets of the Acquired Fund before the Reorganization were $54,922,004. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $541,858,803.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$19,427,043
Net realized loss on investments	(7,107,416)
Net change in unrealized appreciation (depreciation)	24,932,554
Net increase in net assets resulting from operations	$37,252,181
6. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Fund had no amounts outstanding as of February 28, 2025, or at any time during the period then ended.

7. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
7. Securities Lending (continued)
by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended February 28, 2025, each Fund had no securities out on loan.
8. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds’’ are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Macquarie Funds Minnesota municipal bond funds
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to February 28, 2025, that would require recognition or disclosure in the Funds' financial statements.

Other Fund information (Unaudited)
Macquarie Funds Minnesota municipal bond funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4363528)
SA-MNALL-0425
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Tax Free Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 25, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 25, 2025